Commitments	12 Months Ended
Dec. 31, 2024
Commitments
Commitments

26 Commitments

(a) Capital commitments outstanding as at the end of each reporting period presented not provided for in the financial statements were as follows:

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
Contracted for construction projects	472,038	570,840	557,180
Authorized but not contracted for construction projects	510,608	266,333	76,366
Total	982,646	837,173	633,546